Capital and Reserves (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Dec. 19, 2018	Jan. 31, 2019	Jun. 30, 2019
Capital and Reserves (Textual)
Company issued securities, description	The Company’s authorized and paid-in share capital in a 20:1 ratio, in a way that every 20 shares with no par value were consolidated into one share with no par value. The said reverse share split took place on January 4, 2019. In these financial statements, comparison numbers of shares reflect the reverse share split retrospectively.
Warrants rights, description			During the reporting period, 29 thousand warrants, issued in July 2017, were exercised into 29 thousand shares for a consideration of USD 43 thousand. Subsequently, an amount of USD 42 thousand was recorded to share premium against receipts on accounts of warrants.
Public Offering [Member]
Capital and Reserves (Textual)
Company funds raised		$ 6,000
Placement agent fees and other offering related expenses		$ 5,100
ADSs [Member]
Capital and Reserves (Textual)
Concurrent private placement issued			3,428,572
Non-listed warrants			2,571,430
Warrants to purchase shares of common stock			2,571,430
Warrant exercise price			$ 2.00
Issue of equity			$ 2,200
Warrants recorded as a liability			3,406
Warrants issuance expenses			517
Warrants [Member]
Capital and Reserves (Textual)
Fair value of outstanding warrants issued			$ 1,587
Ordinary shares on account of vested RSUs granted			63,000